Shareholders’ Deficit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Shareholders’ Deficit (Details) [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A ordinary shares subject to possible redemption, shares outstanding	2,011,744
Ordinary shares, votes per share	1	1
Ratio to be applied to the stock in the conversion	20
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	2,811,744	29,550,000	29,550,000
Ordinary shares, shares issued	800,000	800,000	800,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Shareholders’ Deficit (Details) [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding	2,011,744	28,750,000	28,750,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	7,187,500	7,187,500	7,187,500
Ratio to be applied to the stock in the conversion		20